RELATED PARTY TRANSACTIONS - Founder Shares (Details) - USD ($)		12 Months Ended
	Jun. 07, 2021	Dec. 31, 2023	Sep. 30, 2024	Jun. 25, 2024	Jun. 24, 2024	Oct. 31, 2021
RELATED PARTY TRANSACTIONS
Common stock outstanding immediately following the closing of the Business Combination		4,639,643	15,362,278	14,692,820	14,692,820
Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Sale of common stock		$ 214,200
Founder shares | Sponsor | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Sale of common stock (in shares)	4,312,500
Sale of common stock	$ 25,000
Shares subject to forfeiture						1,437,500
Common stock outstanding immediately following the closing of the Business Combination						2,875,000